Accrued Expenses and Other Liabilities (Details) - Suzhou Shengfeng Logistics Co., Ltd. [Member] ¥ in Millions, $ in Millions	Sep. 02, 2024 USD ($)	Sep. 02, 2024 CNY (¥)
Accrued Expenses and Other Liabilities [Line Items]
Equity interest	90.00%	90.00%
Deposits	$ 0.1	¥ 1.0